CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Net income (loss) for the period	$ 56,291,275	$ (4,637,513)	$ 47,536,588	$ (9,559,807)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain (loss) on marketable securities, net of tax of nil (Note 5)	(25,724)	54,887	(115,090)	187,668
Other comprehensive income (loss)	(25,724)	54,887	(115,090)	187,668
Comprehensive income (loss) for the period	$ 56,265,551	$ (4,582,626)	$ 47,421,498	$ (9,372,139)